Segmented Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Aug. 31, 2021
Reserve Quantities [Line Items]
Revenue	$ 3,334
Non-current assets	46,637		$ 41,100
Canada [Member]
Reserve Quantities [Line Items]
Revenue
Non-current assets	26		28
Tanzania [Member]
Reserve Quantities [Line Items]
Revenue	3,334
Non-current assets	$ 46,611		$ 41,072